Statements of Cash Flow - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Net Cash Provided by (Used in) Operating Activities, Continuing Operations [Abstract]
Net Income	$ 4,301,609	$ (15,415,519)	$ (16,624,202)	$ (314,423)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	496,866	622,147	2,339,353	83,333
Non-cash interest expense	131,127	681,562	1,089,909	123,008
Impairment of goodwill	0	0	1,024,358	0
(Gain)/Loss on change in fair value of deriviative liability	(11,370,870)	14,100,596	11,608,504	(65,319)
(Gain)/Loss on extinguishment of debt	945,838	0	0	0
Warrants issued for debt inducement	3,887,618	0	0	0
Depreciation Expense	8,199	0	0	0
Disposal of equipment	0	0	1,560	0
Changes in operating assets and liabilities:
Accounts Receivable	36,795	(37,232)	(132,201)	0
Prepaid expenses	0	0	0	0
Inventory	122,676	(127,407)	(716,329)	0
Accounts Payable	491,415	(327,742)	(5,905)	136,532
Accrued Liabilities	0	0	0	0
Deffered Revenue	470,048	0	29,952	0
Unearned Revenue	0	0	0	0
NET CASH USED IN OPERTATING ACTIVITIES	(478,679)	(503,595)	(1,385,001)	(36,869)
Investing Activites:
Investment in product development	(19,400)	(122,442)	0	0
Acquisition of equipment	(45,119)	0	(14,687)	0
NET CASH USED IN INVESTING ACTIVITIES	(64,519)	(122,442)	(14,687)	0
Financing Activities:
Repayment of convertible notes	165,000	576,285	0	0
Proceeds from issuance of convertible notes	500,000	863,000	1,250,744	37,000
Repayment of loan from shareholder	34,319	37,266	0	0
Proceeds from issuance of common stock	233,500	200,500	244,316	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	602,819	1,026,234	1,495,060	37,000
INCREASE IN CASH	59,621	522,639	95,372	131
CASH - BEGINNING OF PERIOD	95,726	354	354	223
CASH - END OF PERIOD	155,347	522,993	95,726	354
Cash paid during the period for:
Interest	0	0	0	0
Income taxes	0	0	0	0
Supplemental disclosure of non-cash financing and investing activities:
Derivative liability incurred for debt discount	3,887,618	0	288,000	0
Common stock issued for acquisition	2,000	0	1,063,500	0
Common stock issued for conversion of debt	64,220	0	1,223,700	0
Derivative liability relieved upon conversion of related debt	3,691,042	0	1,100,218	0
Convertible debt converted to shares of common stock	$ 77,220	$ 0	$ 115,740	$ 0